Summary of reconciliation of combined canadian federal and provincial income tax rate to income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Combined Canadian federal and provincial statutory income tax rate	26.50%	26.50%	26.50%
Income tax recovery based on combined statutory income tax rate	$ 6,023	$ 2,246	$ 1,252
Change in unrecognized tax assets	(2,885)	(1,291)	(1,872)
Share issuance costs		367	363
Permanent difference attributable to impairment of goodwill	(2,407)
Impact of expiring investment tax credits	(1,559)	(1,724)	(481)
Provision to filed return adjustments	106	151
Permanent difference attributable to net change in fair value of warrant liability			304
Share-based compensation costs	(144)	(82)	(16)
Difference in statutory income tax rate of foreign subsidiaries	902	226	99
Uncertain tax position			(123)
Other	(36)	216	79
Total income tax recovery (expense)		$ 109	$ (395)